Schedule of Assets (Schedule of Assets (Held at End of Year III)) (Details) - EBP 005 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	23-1702594
PN	005
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%